Composition of Domestic Pension Plan Assets (Detail) (Pension Benefits, Domestic, USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 256.5	$ 234.6	$ 221.6
Equity Securities And Funds, Domestic
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	44.2	39.0
Equity Securities And Funds, International
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	48.6	41.2
Fixed Income Securities And Funds, Investment-Grade
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	62.4	60.7
Fixed Income Securities And Funds, High-Yield
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	14.0	12.3
Alternative investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	84.1	77.3
Cash And Other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3.2	4.1
Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	100.9	93.3
Level 1 | Equity Securities And Funds, Domestic
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	10.5	7.3
Level 1 | Fixed Income Securities And Funds, Investment-Grade
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	62.4	60.7
Level 1 | Alternative investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	26.0	22.5
Level 1 | Cash And Other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2.0	2.8
Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	141.5	128.0
Level 2 | Equity Securities And Funds, Domestic
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	33.7	31.7
Level 2 | Equity Securities And Funds, International
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	48.6	41.2
Level 2 | Fixed Income Securities And Funds, High-Yield
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	14.0	12.3
Level 2 | Alternative investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	45.2	42.8
Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	14.1	13.3	15.0
Level 3 | Alternative investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	12.9	12.0
Level 3 | Cash And Other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 1.2	$ 1.3